                               SEPARATE ACCOUNT KG

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

     SUPPLEMENT DATED NOVEMBER 16, 2001 TO PROSPECTUS DATED MAY 1, 2001
                (Supplanting Supplement dated November 9, 2001)

                                      * * *
The Company is offering a new optional Enhanced Earnings Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section Optional RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
     Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:               0.25%
     Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:           0.15%
     Enhanced Earnings Rider                                                               0.30%

                                    * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, the Contract is surrendered or annuitized under a commutable period certain option or a non-commutable period certain option of less than the years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually):

WITH SURRENDER CHARGE                                                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------                                                     ------    -------    -------   --------
Alger American Balanced Portfolio......................................     $90       $134      $180       $319
Alger American Leveraged AllCap Portfolio..............................     $90       $135      $181       $321
Credit Suisse Warburg Pincus Emerging Markets Portfolio................     $95       $149      $205       $369
Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio.....     $95       $149      $205       $369
Dreyfus MidCap Stock Portfolio.........................................     $91       $138      $185       $331
Dreyfus Socially Responsible Growth Portfolio..........................     $89       $131      $175       $310
INVESCO VIF Utilities Fund.............................................     $95       $149      $205       $368
Scudder 21st Century Growth Portfolio..................................     $94       $147      $202       $363
Scudder Capital Growth Portfolio.......................................     $86       $123      $161       $282
Scudder Global Discovery Portfolio.....................................     $93       $145      $197       $354
Scudder Growth and Income Portfolio....................................     $87       $125      $164       $289
Scudder Health Sciences Portfolio......................................     $90       $136      $183       $326
Scudder International Portfolio........................................     $91       $136      $183       $327
Scudder Aggressive Growth Portfolio....................................     $90       $136      $183       $325
Scudder Blue Chip Portfolio............................................     $88       $129      $172       $303
Scudder Contrarian Value Portfolio.....................................     $89       $132      $176       $312
Scudder Global Blue Chip Portfolio.....................................     $96       $153      $211       $382
Scudder Government Securities Portfolio................................     $87       $126      $166       $292
Scudder Growth Portfolio...............................................     $88       $128      $169       $297
Scudder High Yield Portfolio...........................................     $88       $128      $170       $300
Scudder International Research Portfolio...............................     $89       $133      $178       $316
Scudder Investment Grade Bond Portfolio................................     $88       $128      $170       $299
Scudder Money Market Portfolio.........................................     $87       $126      $165       $290
Scudder New Europe Portfolio...........................................     $92       $141      $191       $342
Scudder Small Cap Growth Portfolio.....................................     $88       $130      $172       $304
Scudder Small Cap Value Portfolio......................................     $89       $132      $176       $313
Scudder Strategic Income Portfolio.....................................     $91       $139      $188       $336
Scudder Technology Growth Portfolio....................................     $89       $132      $177       $314
Scudder Total Return Portfolio.........................................     $87       $126      $167       $293
SVS Dreman Financial Services Portfolio................................     $90       $135      $181       $321
SVS Dreman High Return Portfolio.......................................     $89       $133      $178       $316
SVS Dynamic Growth Portfolio...........................................     $94       $146      $199       $359
SVS Focus Value+Growth Portfolio.......................................     $89       $132      $176       $313
SVS Focused Large Cap Growth Portfolio.................................     $92       $142      $192       $345
SVS Growth And Income Portfolio........................................     $92       $140      $190       $339
SVS Growth Opportunities Portfolio.....................................     $91       $139      $188       $336
SVS Index 500 Portfolio................................................     $87       $125      $164       $288
SVS Mid-Cap Growth Portfolio...........................................     $94       $146      $199       $359
SVS Strategic Equity Portfolio.........................................     $92       $142      $192       $345
SVS Venture Value Portfolio............................................     $92       $142      $192       $345

(3)(b) If, at the end of the applicable time period, the Contract is annuitized under a life option or a non-commutable period certain option of ten years or more or if the Contract is NOT surrendered or annuitized, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually):

WITHOUT SURRENDER CHARGE                                                  1 YEAR     3 YEARS   5 YEARS   10 YEARS
------------------------                                                  ------     -------   -------   --------
Alger American Balanced Portfolio......................................     $29        $89       $151      $319
Alger American Leveraged AllCap Portfolio..............................     $29        $89       $152      $321
Credit Suisse Warburg Pincus Emerging Markets Portfolio................     $34       $105       $177      $369
Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio.....     $34       $105       $177      $369
Dreyfus MidCap Stock Portfolio.........................................     $30        $92       $157      $331
Dreyfus Socially Responsible Growth Portfolio..........................     $28        $86       $146      $310
INVESCO VIF Utilities Fund.............................................     $34       $104       $177      $368
Scudder 21st Century Growth Portfolio..................................     $34       $103       $174      $363
Scudder Capital Growth Portfolio.......................................     $25        $77       $132      $282
Scudder Global Discovery Portfolio.....................................     $33       $100       $169      $354
Scudder Growth and Income Portfolio....................................     $26        $79       $136      $289
Scudder Health Sciences Portfolio......................................     $30        $91       $155      $326
Scudder International Portfolio........................................     $30        $91       $155      $327
Scudder Aggressive Growth Portfolio....................................     $30        $91       $154      $325
Scudder Blue Chip Portfolio............................................     $27        $84       $143      $303
Scudder Contrarian Value Portfolio.....................................     $28        $87       $147      $312
Scudder Global Blue Chip Portfolio.....................................     $36       $109       $184      $382
Scudder Government Securities Portfolio................................     $26        $81       $138      $292
Scudder Growth Portfolio...............................................     $27        $82       $140      $297
Scudder High Yield Portfolio...........................................     $27        $83       $141      $300
Scudder International Research Portfolio...............................     $29        $88       $149      $316
Scudder Investment Grade Bond Portfolio................................     $27        $83       $141      $299
Scudder Money Market Portfolio.........................................     $26        $80       $137      $290
Scudder New Europe Portfolio...........................................     $31        $96       $163      $342
Scudder Small Cap Growth Portfolio.....................................     $27        $84       $143      $304
Scudder Small Cap Value Portfolio......................................     $28        $87       $148      $313
Scudder Strategic Income Portfolio.....................................     $31        $94       $160      $336
Scudder Technology Growth Portfolio....................................     $28        $87       $148      $314
Scudder Total Return Portfolio.........................................     $26        $81       $138      $293
SVS Dreman Financial Services Portfolio................................     $29        $89       $152      $321
SVS Dreman High Return Portfolio.......................................     $29        $88       $149      $316
SVS Dynamic Growth Portfolio...........................................     $33       $101       $172      $359
SVS Focus Value+Growth Portfolio.......................................     $28        $87       $148      $313
SVS Focused Large Cap Growth Portfolio.................................     $32        $97       $164      $345
SVS Growth And Income Portfolio........................................     $31        $95       $162      $339
SVS Growth Opportunities Portfolio.....................................     $31        $94       $160      $336
SVS Index 500 Portfolio................................................     $26        $79       $135      $288
SVS Mid-Cap Growth Portfolio...........................................     $33       $101       $172      $359
SVS Strategic Equity Portfolio.........................................     $32        $97       $164      $345
SVS Venture Value Portfolio............................................     $32        $97       $164      $345

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. The EER is available at issue up to age 75 of the Annuitant.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a) is the Accumulated Value, and
     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or
(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.30% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AT ANY TIME.

                                   * * *

SUPPLEMENT DATED NOVEMBER 16, 2001

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